FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Investments Measured at Fair Value on Recurring Basis

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quote prices in active market for identical assets (level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Foreign exchange forward contracts	12,930,159	-	12,930,159	-
Capped call options	16,131,208	-	-	16,131,208
Available-for-sale investment	-	-	-	-

Liabilities:
Foreign exchange forward contracts	5,490,630	-	5,490,630	-
Convertible senior notes	483,581,668	-	-	483,581,668

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2013	Quote prices in active market for identical assets (level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Foreign exchange forward contracts	43,160,093	-	43,160,093	-
Capped call options	107,223,601	-	-	107,223,601
Available-for-sale investment	30,117,797	-	-	30,117,797

Liabilities:
Foreign exchange forward contracts	10,080,395	-	10,080,395	-
Convertible senior notes	770,485,897	-	-	770,485,897

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

 A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2012 and 2013 were as follows:

	For the year ended December 31,
	2012	2013
	RMB	RMB
Balance at January 1,	387,777,235	483,581,668
Foreign exchange gain	(1,047,241)	(18,298,249)
Change in fair value of convertible senior notes	96,851,674	305,202,478
Balance at December 31,	483,581,668	770,485,897

A summary of changes in Level 3 fair value of Capped call options for the year ended December 31, 2012 and 2013 were as follows:

	For the year ended December 31,
	2012	2013
	RMB	RMB
Balance at January 1,	16,408,445	16,131,208
Foreign exchange gain/(loss)	31,815	(1,203,512)
Change in fair value of capped call options	(309,052)	92,295,905
Balance at December 31,	16,131,208	107,223,601

A summary of the assumptions used in the valuation of convertible senior notes and Capped call options was as follows:

	As of December 31,
	2012	2013
Fair value of ADS	US$6.21	US$29.30
Strike price	US$33.75	US$33.75
Risk free interest rate	0.47%	0.53%
Dividend yield	-	-
Standard Volatility	87.6%	70.6%

A summary of changes in Level 3 fair value of available-for-sale investment for the year ended December 31, 2012 and 2013 were as follows:

	For the year ended December 31,
	2012	2013
	RMB	RMB
Balance at January 1,	-	-
Receipt of available-for-sale investment	-	23,730,486
Foreign exchange gain	-	344,877
Change in fair value of available-for-sale	-	6,042,434
Balance at December 31,	-	30,117,797

Schedule of Change in Fair Value of Derivatives

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings was as follows:

	For the year ended December 31,
	2011	2012	2013
		RMB	RMB
Foreign exchange forward contracts-realized	60,982,675	42,947,577	22,750,277
Foreign exchange forward contracts-unrealized	(24,377,786)	(51,990,656)	25,640,169
Convertible senior notes	398,030,217	(96,851,674)	(305,202,478)
Capped call options	(98,282,510)	(309,052)	92,295,905
Total	336,352,596	(106,203,805)	(164,516,127)

 Non-recurring change in fair value

As of December 31, 2012

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Long-lived assets	4,232,012,975			4,232,012,975	65,476,299

As of December 31, 2013

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2013	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Long-lived assets	4,905,027,385			4,905,027,385	3,573,248